Acquisitions - 2020 business acquisitions (Details)				1 Months Ended					12 Months Ended
	Jun. 30, 2020 shares	Feb. 01, 2020 USD ($) item shares	Jan. 10, 2020 USD ($)	Jul. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Aug. 31, 2018 USD ($) ft² item	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Aug. 17, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jan. 18, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration liability									$ 1,898,000					$ 32,616,000
Prepayment of acquisition consideration									132,234,000
Dispensaries located in Amesbury, Salisbury and Salem | Alternative Therapies Group, Inc. - ("ATG")
Disclosure of detailed information about business combination [line items]
Cash consideration									7,500,000
Cura Partners, Inc. - ("Cura" or "Select")
Disclosure of detailed information about business combination [line items]
Shares issued value		$ 251,911,000
Value of shares held in escrow		17,381,000
Contingent consideration liability		28,445,000
Roll over option consideration		$ 26,072,000
Number of shareholders elected cash in lieu of consideration | item		2
Cash paid												$ 631,000
Gain on change in contingent consideration		$ 28,445,000
Transaction cost									7,452,000
Pro forma revenue									91,483,000
Pro forma net income (loss)									(49,708,000)
Revenue									81,837,000
Net income (loss)									(34,276,000)
Cura Partners, Inc. - ("Cura" or "Select") | Revenue achieved exceeding $300,000
Disclosure of detailed information about business combination [line items]
Revenue target threshold		300,000,000
Contingent cash earnout		200,000,000
Cura Partners, Inc. - ("Cura" or "Select") | Minimum
Disclosure of detailed information about business combination [line items]
Revenue target threshold		130,000,000
Cura Partners, Inc. - ("Cura" or "Select") | Maximum
Disclosure of detailed information about business combination [line items]
Revenue target threshold		$ 250,000,000
Cura Partners, Inc. - ("Cura" or "Select") | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued		55,000,000,000
Contingent additional shares issued | shares		40,555,556
Number of Shares, Payout Criteria not met | shares		40,555,556
Remedy Compassion Center, Inc. - ("Remedy")
Disclosure of detailed information about business combination [line items]
Consideration paid					$ 2,369,000
Transaction cost					$ 28,000
Pro forma revenue									4,135,000
Pro forma net income (loss)									(596,000)
Revenue									3,164,000
Net income (loss)									(204,000)
Primary Organic Therapy, Inc. - ("MEOT")
Disclosure of detailed information about business combination [line items]
Cash paid				$ 8,000,000
Contingent cash earnout				2,000,000
Contingent cash consideration fair value				44,000
Transaction cost				32,000
Pro forma revenue									5,317,000
Pro forma net income (loss)									158,000
Revenue									2,728,000
Net income (loss)									574,000
Curaleaf NJ, Inc. ("CLNJ")
Disclosure of detailed information about business combination [line items]
Notes receivable applied to purchase consideration				83,233,000
Transaction cost				54,000
Pro forma revenue									65,178,000
Pro forma net income (loss)									6,080,000
Revenue									37,510,000
Net income (loss)									15,757,000
GR Companies, Inc. - ("Grassroots")
Disclosure of detailed information about business combination [line items]
Value of shares held in escrow				71,389,000
Acquisition related cost				51,187,000
Transaction cost				7,623,000
Prepayment of acquisition consideration				$ 132,234,000					132,234,000
Pro forma revenue									213,215,000
Pro forma net income (loss)									120,127,000
Revenue									125,177,000
Net income (loss)									(7,744,000)
GR Companies, Inc. - ("Grassroots") | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued				103,455,816
Shares issued value				$ 564,541,000
Shares held in escrow | shares				12,851,005
Shares issued partially | shares	2,119,864
Alternative Therapies Group, Inc. - ("ATG")
Disclosure of detailed information about business combination [line items]
Facility area acquired | ft²								53,600
Number of dispensaries | item								3
Cash paid										$ 7,500,000					$ 42,500,000
Consideration paid								$ 50,000,000
Transaction cost								$ 204,000
Pro forma revenue									18,385,000
Pro forma net income (loss)									14,179,000
Revenue									3,976,000
Net income (loss)									3,259,000
PalliaTech Florida, LLC
Disclosure of detailed information about business combination [line items]
Equity interest acquired			11.40%								11.40%
Consideration paid			$ 2,500,000
Net income (loss)									$ (4,468,000)
PalliaTech Florida, LLC | Secured Promissory Notes
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes											$ 1,750,000
PalliaTech Florida, LLC | SVS
Disclosure of detailed information about business combination [line items]
Consideration paid													$ 2,375,000,000
Cash consideration			$ 1,772,062,000
Acres Cultivation, LLC - ("Acres")
Disclosure of detailed information about business combination [line items]
Shares issued value							$ 12,856,000
Contingent consideration liability							9,500,000
Cash paid							15,000,000
Gain on change in contingent consideration						$ 1,034,000
Consideration paid							47,597,000
Transaction cost							448,000
Acres Cultivation, LLC - ("Acres") | Dispensaries located in Amesbury, Salisbury and Salem
Disclosure of detailed information about business combination [line items]
Shares issued value							$ 8,569,000
Acres Cultivation, LLC - ("Acres") | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued							3,108,183
Acres Cultivation, LLC - ("Acres") | SVS | Dispensaries located in Amesbury, Salisbury and Salem
Disclosure of detailed information about business combination [line items]
Number of shares issued							2,039,062
Contingent consideration liability							$ 500,000